Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Preferred Stock [Abstract]
Preferred Stock

6. Preferred Stock

The Company is authorized under its articles of incorporation, as amended, up to 5,000,000 shares of preferred stock, which may be issued as designated by the Board of Directors without stockholder approval. As of March 31, 2025, there were no shares of preferred stock issued and outstanding.

7. Preferred Stock

Revelation Authorized Preferred Stock

The Company is authorized under its articles of incorporation, as amended, up to 5,000,000 shares of preferred stock, which may be issued as designated by the Board of Directors without stockholder approval. As of December 31, 2024 and as of the date of this Report, there were no shares of preferred stock issued and outstanding.

Series A Preferred Stock

On December 19, 2022, the Company closed the sale of one share of the Company’s Series A Preferred Stock, par value $0.001 per share, to its Chief Executive Officer for $5,000.00. The outstanding share of Series A Preferred Stock was automatically redeemed for $5,000.00 on January 30, 2023 upon the effectiveness of the Certificate of Amendment implementing the reverse stock split and the increase in authorized shares of common stock of the Company.